Note 24 - Taxes - Unrecognized Losses (Details) - Non-capital losses [member] - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
2026	$ 1,711,000
2027	1,388,000
2028	1,333,000
2029	1,587,000
2030	1,427,000
2031	2,378,000
2032	2,496,000
2033	2,352,000
2034	2,195,000
2035	1,983,000
2036	2,050,000
2037	2,866,000
2038	3,432,000
	$ 27,198,000	$ 23,766,000